SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Prostyle Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Log Suite Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Log Asset Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Log Architects Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Chino Building Management Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Prostyle Ryokan Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Okinawa Igeto Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Kotakino Inc [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Log Knot Vietnam Co Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Propolife Vietnam Co Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Yantai Propolife Wood Industry Co Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%	100.00%
Log Knot Inc [Member]
Percentage of Direct or Indirect Economic Ownership		100.00%
Prostyle Inc [Member]
Date of Incorporation or Acquisition	February 2017	February 2017
Place of incorporation	Japan	Japan
Log Suite Inc [Member]
Date of Incorporation or Acquisition	August 2006	August 2006
Place of incorporation	Japan	Japan
Log Asset Inc [Member]
Date of Incorporation or Acquisition	February 2023	February 2023
Place of incorporation	Japan	Japan
Log Architects Inc [Member]
Date of Incorporation or Acquisition	September 2015	September 2015
Place of incorporation	Japan	Japan
Chino Building Management Inc [Member]
Date of Incorporation or Acquisition	February 2015	February 2015
Place of incorporation	Japan	Japan
Prostyle Ryokan Inc [Member]
Date of Incorporation or Acquisition	May 2017	May 2017
Place of incorporation	Japan	Japan
Okinawa Igeto Inc [Member]
Date of Incorporation or Acquisition	January 2018	January 2018
Place of incorporation	Japan	Japan
Kotakino Inc [Member]
Date of Incorporation or Acquisition	September 2013	September 2013
Place of incorporation	Japan	Japan
Log Knot Vietnam Co Ltd [Member]
Date of Incorporation or Acquisition	August 2021	August 2021
Place of incorporation	Vietnam	Vietnam
Propolife Vietnam Co Ltd [Member]
Date of Incorporation or Acquisition	October 2015	October 2015
Place of incorporation	Vietnam	Vietnam
Yantai Propolife Wood Industry Co Ltd [Member]
Date of Incorporation or Acquisition	November 2016	November 2016
Place of incorporation	China	China
Log Knot Inc [Member]
Date of Incorporation or Acquisition		August 2020
Place of incorporation		Japan